Trade and other payables - Summary of Trade and Other Payables (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade And Other Payables [Line Items]
Trade accounts payable	€ 2,669	€ 2,306
Accrued customer marketing costs	1,376	1,340
Accrued deposits	392	338
Accrued compensation and benefits	500	532
Accrued taxes	389	280
Other accrued expenses	460	438
Total trade and other payables	5,786	5,234
Value added tax payables	61	59
Spain
Trade And Other Payables [Line Items]
Value added tax payables	€ 61	€ 59	€ 57